Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 153,093	$ 153,060
Restricted cash – current	22,009	10,184
Marketable securities	3,684	13,861
Trade accounts receivable, net	22,704	45,635
Other current assets	29,351	31,498
Related party receivables	3	5,180
Derivative instruments receivables	572	3,876
Inventories	25,165	28,235
Prepaid expenses	10,440	6,335
Voyages in progress	13,435	21,929
Favorable charter party contracts	4,073	12,148
Total current assets	284,529	331,941
Vessels and equipment, net	2,267,686	2,340,753
Vessels held for sale	9,504	0
Finance leases, right of use assets, net	113,480	193,987
Operating leases, right of use assets, net	22,739	54,853
Favorable charter party contracts	0	4,073
Investments in associated companies	16,399	21,483
Related party receivables	6,228	10,700
Other long term assets	502	8,267
Total assets	2,721,067	2,966,057
Current liabilities
Current portion of long-term debt	87,831	87,787
Current portion of finance lease obligations	23,475	17,502
Current portion of operating lease obligations	16,783	14,377
Derivative instruments payables	27,692	10,455
Related party payables	4,865	3,970
Trade accounts payables	18,402	12,402
Accrued expenses	34,550	44,739
Other current liabilities	28,077	42,135
Total current liabilities	241,675	233,367
Long-term liabilities
Long-term debt	957,652	1,026,083
Non-current portion of finance lease obligations	127,730	151,206
Non-current portion of operating lease obligations	25,254	42,010
Total liabilities	1,352,311	1,452,666
Commitments and contingencies
Equity
Share capital (Shares issued: 2020: 144,272,697. 2019: 144,272,697. Outstanding shares: 2020: 143,327,697 shares. 2019:143,277,697 shares. All shares are issued and outstanding at par value $0.05)	7,215	7,215
Treasury shares	(5,386)	(5,669)
Additional paid in capital	979	715
Contributed capital surplus	1,732,670	1,739,834
Accumulated deficit	(366,722)	(228,704)
Total equity	1,368,756	1,513,391
Total liabilities and equity	$ 2,721,067	$ 2,966,057